Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Loss balance sheet offsetting lending instruments	$ 22.3	$ 27.6